STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,309)	$ (12,955)
Changes in operating assets and liabilities:
Changes in prepaid expenses	0	(25,962)
Changes in deferred offering costs	0	0
Changes in accounts payable	1,309	3,177
Changes in accounts payable - related party	0	100
Net cash used in operating activities	0	(35,640)
CASH FLOWS FROM FINANCING ACTIVITIES:
Offering costs	0	(57,631)
Proceeds from issuance of common stock	0	3,750
Proceeds from issuance of preferred stock	0	90,000
Net cash provided by financing activities	0	36,119
NET CHANGE IN CASH	0	479
Cash - Beginning of period	0	0
Cash - End of period	0	479
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	0	0
Cash paid for taxes	$ 0	$ 0